Fair Value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of financial assets and liabilities
Summary of fair values of financial assets and liabilities

	December 31, 2025
	Carrying
in k€	amount	Fair value	Level 1	Level 2	Level 3
Financial assets
Equity instruments*	45,205	45,205	—	21,240	23,965
Other financial assets	—	—	—	—	—
Derivative financial instruments	996	996	—	996	—
Financial assets carried at FVTPL	46,201	46,201	—	22,236	23,965
Equity instruments	1,265	1,265	1,265	—	—
Current investments	57,873	57,873	57,873	—	—
Cash equivalents	159,056	159,056	159,056	—	—
Financial assets carried at FVOCI	218,194	218,194	218,194	—	—
Financial assets carried at fair value	264,395	264,395	218,194	22,236	23,965
Cash and cash equivalents**	259,461	259,461	—	—	—
Receivables and contract assets	164,258	164,258	—	—	—
Other financial assets	24,585	24,585	—	—	—
Carried at (amortized) costs	448,304	448,304	—	—	—
Total financial assets	712,699	712,699	218,194	22,236	23,965

Financial liabilities
Contingent consideration	—	—	—	—	—
Derivative financial instruments	(222)	(222)	—	(222)	—
Financial Liabilities carried at FVTPL	(222)	(222)	—	(222)	—
Financial liabilities carried at fair value	(222)	(222)	—	(222)	—
Trade account payables	(64,764)	(64,764)	—	—	—
Loans and borrowings	(276,403)	(249,568)	—	—	—
Other financial liabilities	(173,818)	(173,818)	—	—	—
Carried at (amortized) costs	(514,985)	(488,149)	—	—	—
Total financial liabilities	(515,207)	(488,371)	—	(222)	—

*Includes assets held for sale totaling €3,830k.

**excludes Money Market Funds classified under Cash and Cash Equivalents amounting to € 159,056k.

	December 31, 2024
	Carrying
in k€	amount	Fair value	Level 1	Level 2	Level 3
Financial assets
Equity instruments	31,962	31,962	—	12,180	19,781
Other financial assets	2,127	2,127	—	—	2,127
Derivative financial instruments	—	—	—	—	—
Financial assets carried at FVTPL	34,089	34,089	—	12,180	21,909
Equity instruments	2,409	2,409	2,409	—	—
Current investments	90,413	90,413	90,413	—	—
Cash equivalents	3,562	3,562	3,562	—	—
Financial assets carried at FVOCI	96,384	96,384	96,384	—	—
Financial assets carried at fair value	130,472	130,472	96,384	12,180	21,909
Cash and cash equivalents*	302,825	302,825	—	—	—
Receivables and contract assets	162,353	162,353	—	—	—
Other financial assets	11,259	11,259	—	—	—
Carried at (amortized) costs	476,437	476,437	—	—	—
Total financial assets	606,909	606,909	96,384	12,180	21,909

Financial liabilities
Derivative financial instruments	(4,139)	(4,139)	—	(4,139)	—
Financial liabilities carried at FVTPL	(4,139)	(4,139)	—	(4,139)	—
Financial liabilities carried at fair value	(4,139)	(4,139)	—	(4,139)	—
Trade account payables	(85,792)	(85,792)	—	—	—
Loans and borrowings	(287,556)	(253,245)	—	—	—
Other liabilities	(153,175)	(153,175)	—	—	—
Carried at (amortized) costs	(526,523)	(492,213)	—	—	—
Total financial liabilities	(530,662)	(496,351)	—	(4,139)	—

*excludes Money Market Funds classified under Cash and Cash Equivalents amounting to € 3,562k.

Other Financials Assets carried at Fair Value through Profit & Loss consists of convertible loans granted to long-term investments in accordance with IFRS 9. These loans had been fully written off at reporting date (December 31, 2024: € 2,127k).

Summary of movement of financial assets and liabilities accounted for at fair values at level 3

Equity instruments
and other
in k€	financial assets
Balance as of January 1, 2025	21,909
Additions	7,259
Disposal	(848)
Transfer from Level 2 to Level 3	—
Transfer from Level 3 to Level 2	(329)
Fair value change through P&L	(2,974)
Dividends received	(1,053)
Balance as of December 31, 2025	23,965

	Equity instruments
	and other	Contingent
in k€	financial assets	consideration
Balance as of January 1, 2024	40,328	(311)
Additions*	11,749	—
Disposal	—	311
Transfer from Level 2 to Level 3	9,543	—
Transfer from Level 3 to Level 2	(6,750)	—
Fair value change through P&L	(32,161)	—
Conversion of loans to investments in associates and joint ventures	(800)	—
Balance as of December 31, 2024*	21,909	—

*Change from prior year disclosed amount